ORGANIZATION AND BUSINESS - Additional Information (Detail) $ in Thousands	Mar. 11, 2022 USD ($)	Mar. 11, 2022 MOP (MOP$)	Feb. 10, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash and cash equivalents				$ 1,652,890	$ 1,755,351
Borrowing capacity				$ 1,580,812
Subsequent Event [Member]
Operation capacity of casinos percentage			100.00%
Extension premium paid for subconcession contract	$ 5,851	MOP$ 47,000,000